EQUITY - Ordinary shares (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Sep. 29, 2023	Sep. 28, 2023	Mar. 21, 2023	Mar. 20, 2023	Mar. 06, 2023	Mar. 05, 2023
EQUITY
Authorized capital			$ 9,600,000	$ 60,000	$ 60,000	$ 50,000	$ 60,000	$ 50,000
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	6,250,000		6,250,000	37,500,000	31,250,000
Ordinary shares, par value (in dollars per share)	$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0016	$ 0.0096	$ 0.0016	$ 0.0016
Ordinary shares, shares issued	1,534,487	1,534,487
Ordinary shares, shares outstanding	1,534,487	1,534,487